Transactions and Balances with Related Parties - Schedule of Current Assets under Loans to Associates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loan to Zig Miami [Member]
Schedule of non current assets [Line Items]
Non current assets, total	$ 1,756	$ 1,545
Loan to Polyrizon [Member]
Schedule of non current assets [Line Items]
Non current assets, total		77
Loan to Revoltz [Member]
Schedule of non current assets [Line Items]
Non current assets, total	64	62
Related Parties [Member]
Schedule of non current assets [Line Items]
Non current assets, total	$ 1,820	$ 1,684